Note 21 (Tables)	6 Months Ended
Jun. 30, 2021
Financial liabilities at amortised cost [Abstract]
Financial liabilities at amortised cost [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Financial liabilities measured at amortized cost (Millions of Euros)
	Note	June 2021	December 2020
Deposits		410,440	415,467
Deposits from central banks		50,731	45,177
Demand deposits		380	163
Time deposits and other		43,184	38,274
Repurchase agreements		7,168	6,740
Deposits from credit institutions		20,913	27,629
Demand deposits		8,240	7,196
Time deposits and other (*)		8,688	16,079
Repurchase agreements		3,985	4,354
Customer deposits		338,795	342,661
Demand deposits		271,721	266,250
Time deposits and other (*)		65,320	75,666
Repurchase agreements		1,754	746
Debt certificates		55,047	61,780
Other financial liabilities		14,132	13,358
Total	7	479,618	490,606
(*) It is mainly due to the decrease in time deposits at Banco Bilbao Vizcaya Argentaria, S.A. due to the current interest rate situation.
Deposits from banks [Table Text Block]
The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying condensed consolidated balance sheets is as follows:

Deposits from credit institutions (Millions of Euros)
	Demand deposits	Time deposits and others (*)	Repurchase agreements	Total
June 2021
Spain	1,531	453	—	1,984
Mexico	514	577	288	1,380
Turkey	119	753	13	885
South America	273	1,387	—	1,660
Rest of Europe	1,759	2,738	3,684	8,182
Rest of the world	4,044	2,779	—	6,823
Total	8,240	8,688	3,985	20,913
December 2020
Spain	345	1,405	1	1,751
Mexico	689	672	188	1,549
Turkey	8	580	28	617
South America	557	1,484	—	2,041
Rest of Europe	2,842	4,531	4,070	11,444
Rest of the world	2,755	7,406	67	10,228
Total	7,196	16,079	4,354	27,629
(*) Subordinated deposits are included amounting to €13 million and €12 million as of June 30, 2021 and December 31, 2020, respectively.

Customer Deposits [Table Text Block]
The breakdown by geographical area and the nature of the related instruments of this heading in the accompanying condensed consolidated balance sheets is as follows:

Customer deposits (Millions of Euros)
	Demand deposits	Time deposits and others	Repurchase agreements	Total
June 2021
Spain	170,112	15,100	2	185,214
Mexico	47,789	10,317	1,134	59,240
Turkey	17,926	17,114	2	35,042
South America	25,976	10,478	—	36,454
Rest of Europe	8,310	9,957	616	18,883
Rest of the world	1,608	2,354	—	3,962
Total	271,721	65,320	1,754	338,795
December 2020
Spain	168,690	20,065	2	188,757
Mexico	43,768	10,514	117	54,398
Turkey	17,906	16,707	8	34,621
South America	25,730	11,259	—	36,989
Rest of Europe	8,435	12,373	619	21,427
Rest of the world	1,720	4,748	—	6,468
Total	266,250	75,666	746	342,661

Deposits from debt certificates [Table Text Block]	Debt certificates
The breakdown of the condensed balance under this heading, by financial instruments and by currency, is as follows:

Debt certificates (Millions of Euros)
	June 2021	December 2020
In Euros	34,878	42,462
Promissory bills and notes	503	860
Non-convertible bonds and debentures	14,277	14,538
Covered bonds	9,900	13,274
Hybrid financial instruments (*)	340	355
Securitization bonds	2,306	2,538
Wholesale funding	244	2,331
Subordinated liabilities	7,307	8,566
Convertible perpetual certificates	3,500	4,500
Non-convertible preferred stock	—	159
Other non-convertible subordinated liabilities	3,807	3,907
In foreign currencies	20,169	19,318
Promissory bills and notes	1,296	1,024
Non-convertible bonds and debentures	8,082	8,691
Covered bonds	212	217
Hybrid financial instruments (*)	1,843	455
Securitization bonds	3	4
Wholesale funding	1,366	1,016
Subordinated liabilities	7,366	7,911
Convertible perpetual certificates	1,687	1,633
Non- convertible preferred stock	—	35
Other non-convertible subordinated liabilities	5,678	6,243
Total	55,047	61,780
((*) Corresponds to structured note issuance whose underlying risk is different from the underlying risk of the derivative.
Most of the foreign currency issues are denominated in U.S. dollars.

Other Financial Liabilities [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets is as follows:

Other financial liabilities (Millions of Euros)
	June 2021	December 2020
Lease liabilities	2,586	2,674
Creditors for other financial liabilities	3,048	2,408
Collection accounts	3,994	3,276
Creditors for other payment obligations	4,504	5,000
Total	14,132	13,358